INVESTMENTS IN EQUITY SECURITIES, AT NAV (Details) - USD ($)	1 Months Ended		12 Months Ended
	Aug. 31, 2025	Jul. 31, 2025	Mar. 31, 2026	Mar. 31, 2024	Mar. 31, 2025
Investment in Equity Securities, at NAV [Abstract]
Investment in membership interests	$ 1,000,000
Percentage of ownership interest in investment fund	1.00%
Disposal loss from investment in equity securities, at NAV			$ (930,000)
Other receivables			1,607,925		$ 449,877
Class VI Shares [Member]
Investment in Equity Securities, at NAV [Abstract]
Capital amount			2,000,000
Z Navigation Option Hedge Fund S.P. [Member]
Investment in Equity Securities, at NAV [Abstract]
Other receivables			1,160,000
Gain from investment securities			$ 160,000
Waton Investment Global SPC [Member]
Investment in Equity Securities, at NAV [Abstract]
Ownership percentage			100.00%
Waton Securities International Limited [Member]
Investment in Equity Securities, at NAV [Abstract]
Investment in membership interests		$ 1,000,000
Disposal loss from investment in equity securities, at NAV				$ 0
Share price (in dollars per share)		$ 15
Waton Securities International Limited [Member] | Class VI Shares [Member]
Investment in Equity Securities, at NAV [Abstract]
Exposure to loss			$ 1,000,000